Risk Management (Details) - Schedules for calculation of C46 regulatory information	12 Months Ended
Dec. 31, 2020 $ / shares
Maximum [Member]
Risk Management (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	$ 0.48
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	0.66
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.33
Minimum [Member]
Risk Management (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	(0.13)
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	(0.06)
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.15
Average [Member]
Risk Management (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	0.15
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	0.27
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	0.22
Regulatory Limit [Member]
Risk Management (Details) - Schedules for calculation of C46 regulatory information [Line Items]
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 30 days	1.0
Adjusted C46 All CCYs as part of Tier-1 Capital, 1 – 90 days	2.0
Adjusted C46 FCCY as part of Tier-1 Capital, 1 – 30 days	$ 1.0